 [Transamerica Life Insurance Company letterhead]

April 16, 2010

VIA EDGAR TRANSAMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Transamerica Separate Account R3

Commissioners:

Transmitted herewith for filing pursuant to Rule 101 (a)(1)(i) and Rule 101(a)(1)(iv) of Regulation S-T is an electronic format copy of a registration statement on Form N-6 for Transamerica Separate Account R3 (the “Separate Account”), registering certain variable life insurance policies (the “Policies”) under the Securities Act of 1933 and the Separate Account as an investment company under the Investment Company Act of 1940.

The Registrant has already filed a Notification of Registration on Form N-8A under the Investment Company Act of 1940 (the “1940 Act”).

Since this is a new registration and a pre-effective amendment will be filed, the financial statements and all exhibits not included herein will be filed by pre-effective amendment.

If there are any questions about this filing, please call me at (319) 355-6115.

Sincerely,

/s/_Karen J. Epp____________
Karen J. Epp
Business Unit General Counsel